Purchased services and sport rights expenses - Summary of purchased services after reclassifications (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Purchased services and sport rights expenses
Production costs	€ 73,759	€ 69,379	€ 40,742
Ads costs and operational fees	45,563	40,115	32,049
Consultancy fees	10,722	24,120	27,694
Data journalist and freelancer fees	31,667	22,352	24,148
Variable service fees	19,471	8,854	6,251
Cost of materials and goods	2,964	2,808	13,682
Sales agents	2,379	2,042	2,694
Other costs	4,403	5,912	4,445
Total	€ 190,928	€ 175,582	€ 151,705